Significant Accounting Judgements, Estimates and Assumptions - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2020 EUR (€) Licenses	Dec. 31, 2019 EUR (€)	Dec. 31, 2018 EUR (€)
Disclosure of changes in accounting estimates [line items]
Project Cost Prepayments, Current	€ 10,500,000	€ 5,800,000
Project Cost Accruals, Current	17,000,000	10,500,000
Warrant compensation cost	53,200,000	€ 37,500,000	€ 19,700,000
Research and development cost [member]
Disclosure of changes in accounting estimates [line items]
Pre-Launch inventories written down	€ 0
Bottom of range [member]
Disclosure of changes in accounting estimates [line items]
Additional lease period in additon to Non cancellable period	2 years
Top of range [member]
Disclosure of changes in accounting estimates [line items]
Additional lease period in additon to Non cancellable period	10 years
Right to use [member]
Disclosure of changes in accounting estimates [line items]
Number of licenses classified as right to use | Licenses	3